Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		$ 24,002	$ 21,874
Total long-term borrowing, current		147	143
Total long-term borrowing, non-current		8,514	8,336
Total Borrowings		32,663	30,353
Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[1]	11,744	11,400
Export-Import Bank of China Jiangxi Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[2]	6,386	6,199
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[3]		4,275
Agricultural Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[4]	5,872
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total long-term borrowing, current	[5]	147	143
Total long-term borrowing, non-current	[5]	$ 8,514	$ 8,336

[1]	As of December 31, 2025, Jiangxi Leibotai had an outstanding bank loan of $1,425 (RMB10,000) from Bank of China Xinyu Branch, bearing an annual interest rate of 2.90% and maturing on March 18, 2026. The loan was guaranteed by Jiangxi Yibo and was fully repaid in March 2026. For the six months ended June 30, 2026, Jiangxi Leibotai entered into another bank loan agreement of $1,468 (RMB10,000) with Bank of China Xinyu Branch, with a maturity date of March 22, 2027 and an annual interest rate of 3.00%, which was guaranteed by Jiangxi Yibo. As of June 30, 2026, Jiangxi Yibo had two outstanding bank loans totaling $10,276 (RMB70,000) from Bank of China Xinyu Branch, each bearing an annual interest rate of 3.00%, which matured on July 9, 2026 and July 22, 2026, respectively. The bank loans were guaranteed by Jiangxi Leibotai and secured by the land use rights and properties owned by Jiangxi Yibo. These two loans were fully repaid in July 2026.
[2]	On September 9, 2025, Jiangxi Yibo entered into a bank loan agreement in the amount of $6,386 (RMB43,500) with Export-Import Bank of China Jiangxi Branch, bearing an annual interest rate of 3.00% and maturing on September 8, 2026. The loan was guaranteed by Xinyu High-Tech Investment Co., Ltd., a related party of the Group (see Note 17).
[3]	On January 14, 2025, Jiangxi Yibo entered into a bank loan of $4,275 (RMB30,000), bearing an annual interest rate of 3.35% and maturing on January 13, 2026. The loan was guaranteed by a related party of the Group (See Note 17). The loan was fully repaid in January 2026.
[4]	On January 1, 2026, Jiangxi Yibo entered into a bank loan agreement with Agricultural Bank of China Xinyu Branch in the amount of approximately $5,872 (RMB40,000), bearing an annual interest rate of 2.90% and maturing on December 30, 2026. The loan was secured by a mortgage over the properties of Jiangxi Yibo.
[5]	On August 29, 2025, Jiangxi Yibo entered into a three-year bank loan agreement with a principal amount of $8,809 (RMB60,000), bearing an annual interest rate of 3.00% and maturing on August 28, 2028, which was guaranteed by Planet Image. In accordance with the repayment schedule stipulated in this agreement, Jiangxi Yibo has repaid $148 (RMB1,000) of principal as of June 30, 2026. As of June 30, 2026, the outstanding balance was $8,661 (RMB59,000). The following is the principal repayment schedule for the long-term loan as of June 30, 2026: